Derivative Instruments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months (less than)	$ 1.8
Policyholders' account balances
Derivative [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative, Net Liability	$ (108.0)	$ (153.0)